Energy Services Fund Average Annual Total Returns - Investor Class and Class H [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
S&P 500® Energy Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.72%	12.14%	4.91%
Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	(7.73%)	0.36%	(9.28%)
Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(7.73%)	0.23%	(9.50%)
Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(4.58%)	0.21%	(6.28%)
Class H
Prospectus [Line Items]
Average Annual Return, Percent	(7.97%)	0.11%	(9.53%)